Summary of Significant Accounting Policies - Costs to Obtain a Contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Sales commission expense	$ 9,596	$ 6,883	$ 5,405
Capitalized contract cost, gross	$ 6,245	$ 6,846